Note 7 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total for the year	$ 49	$ 15
Prospective land claim package [member]
Statement Line Items [Line Items]
Option and other payments	300	250
Reclamation obligation	0	149
Total acquisition costs	300	399
Geochemical	228	78
Camp and site costs	319	411
Drilling	3,343	198
Geological consulting	1,968	2,216
Geophysical	215	430
Land taxes and government fees	721	787
Legal, community and other consultation costs	475	393
Travel	213	294
Total for the year	7,782	5,206
Balance, exploration and evaluation	12,472	7,266
Balance, exploration and evaluation	$ 20,254	$ 12,472